Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$20,643,246,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$4,519,375,000

Total Outstanding			$25,162,621,600

OSFI Covered Bond Limit			$36,609,852,310

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016
Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$20,643,246,600

A = Lesser of (i) LTV Adjusted Loan Balance and			28,247,171,494		A (i)	30,373,302,682
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	28,247,171,494
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			371,813,358
Total: A + B + C + D + E - F			27,875,358,136

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			21,198,216,428

A = lesser of (i) Present Value of outstanding loan balance of			30,499,538,704		A (i)	30,499,538,704
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	58,684,177,832
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			30,499,538,704

Intercompany Loan Balance

Guarantee Loan			22,198,969,980
Demand Loan			9,161,766,675
Total			31,360,736,655

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
August 31, 2016	N/A		N/A

Portfolio Flow of Funds

	31-Aug-16		28-Jul-16
Cash Inflows
Principal Receipts	743,458,656.97		661,179,678.55
Sale of Loans	28,222,456.99		26,294,666.46
Revenue Receipts	77,098,868.15		71,962,098.53
Swap Receipts	-		-
Intercompany Loan Receipts	1,292,138,882.81		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(68,363,837.54)	(6)	(64,374,818.42)	(7)
Purchase of Loans	(1,338,132,203.40)		(48,712,156.87)
Intercompany Loan Repayment	(725,687,793.37)	(6)	(638,762,188.14)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(1,354.48)		(63,136.45)
Net Inflows/(Outflows)	8,733,676.13		7,524,143.66

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6976%

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on September 19th, 2016.

(7) This amount was paid out on August 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016
Portfolio Summary Statistics

Previous Month Ending Balance	$ 29,791,826,846
Current Month Ending Balance	$ 30,347,923,726
Number of Mortgage Loans in Pool	168,752
Average Loan Size	$179,837
Number of Primary Borrowers	149,277
Number of Properties	153,693

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.11%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.10%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	81.44%
Weighted Average Seasoning of Loans in the Portfolio	25.00	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.77%
Weighted Average Original Term of Loans in the Portfolio	50.85	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.86	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	43.23	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	168,429	99.81%	30,280,533,032	99.78%
30 to 59 Days Past Due	246	0.15%	52,977,096	0.17%
60 to 89 Days Past Due	77	0.05%	14,413,598	0.05%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,984	11.84%	4,394,545,415	14.48%
British Columbia	20,478	12.13%	4,963,819,320	16.36%
Manitoba	3,640	2.16%	462,041,581	1.52%
New Brunswick	5,011	2.97%	497,808,451	1.64%
Newfoundland	5,394	3.20%	739,504,587	2.44%
Northwest Territories	51	0.03%	9,584,345	0.03%
Nova Scotia	7,203	4.27%	880,061,392	2.90%
Nunavut	-	0.00%	-	0.00%
Ontario	82,527	48.90%	14,832,481,352	48.87%
Prince Edward Island	1,117	0.66%	115,766,194	0.38%
Quebec	17,737	10.51%	2,438,672,393	8.04%
Saskatchewan	5,275	3.13%	946,837,463	3.12%
Yukon	335	0.20%	66,801,233	0.22%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,064	1.82%	562,759,555	1.85%
599 or less	2,725	1.61%	466,958,841	1.54%
600 - 650	4,418	2.62%	818,805,851	2.70%
651 - 700	10,180	6.03%	1,957,119,112	6.45%
701 - 750	21,651	12.83%	4,192,515,000	13.81%
751 - 800	31,771	18.83%	6,087,843,153	20.06%
801 and Above	94,943	56.26%	16,261,922,215	53.58%
Total	168,752	100.00%	30,347,923,726	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016
Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	139,593	82.72%	24,174,742,925	79.66%
Variable	29,159	17.28%	6,173,180,802	20.34%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	136,024	80.61%	22,427,718,830	73.90%
Non-STEP	32,728	19.39%	7,920,204,896	26.10%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	3,909	2.32%	749,623,216	2.47%
Owner Occupied	164,843	97.68%	29,598,300,510	97.53%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	57,892	34.31%	10,534,091,942	34.71%
2.5000 - 2.9999	64,305	38.11%	11,420,984,785	37.63%
3.0000 - 3.4999	31,383	18.60%	6,195,364,468	20.41%
3.5000 - 3.9999	11,910	7.06%	1,762,360,281	5.81%
4.0000 - 4.4999	2,338	1.39%	322,024,692	1.06%
4.5000 - 4.9999	572	0.34%	71,958,462	0.24%
5.0000 - 5.4999	222	0.13%	23,037,761	0.08%
5.5000 and Above	130	0.08%	18,101,334	0.06%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	23,014	13.64%	1,555,529,638	5.13%
20.01-25.00	8,594	5.09%	1,024,118,692	3.37%
25.01-30.00	9,419	5.58%	1,340,793,030	4.42%
30.01-35.00	10,387	6.16%	1,729,541,998	5.70%
35.01-40.00	11,742	6.96%	2,116,286,112	6.97%
40.01-45.00	13,457	7.97%	2,704,124,592	8.91%
45.01-50.00	14,661	8.69%	3,026,072,098	9.97%
50.01-55.00	15,234	9.03%	3,131,980,228	10.32%
55.01-60.00	14,958	8.86%	3,124,275,960	10.29%
60.01-65.00	14,841	8.79%	3,168,337,047	10.44%
65.01-70.00	14,477	8.58%	3,193,954,735	10.52%
70.01-75.00	10,977	6.50%	2,498,944,934	8.23%
75.01-80.00	5,909	3.50%	1,458,075,193	4.80%
80.01 and Above	1,082	0.64%	275,889,468	0.91%
Total	168,752	100.00%	30,347,923,726	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016
Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	56,501	33.48%	8,949,840,180	29.49%
12.00 - 23.99	44,055	26.11%	7,727,703,159	25.46%
24.00 - 35.99	15,875	9.41%	3,224,728,762	10.63%
36.00 - 41.99	10,470	6.20%	2,001,740,121	6.60%
42.00 - 47.99	16,841	9.98%	3,260,308,678	10.74%
48.00 - 53.99	13,620	8.07%	2,882,209,305	9.50%
54.00 - 59.99	9,229	5.47%	1,907,316,796	6.28%
60.00 - 65.99	1,298	0.77%	235,830,575	0.78%
66.00 - 71.99	84	0.05%	16,681,628	0.05%
72.00 and Above	779	0.46%	141,564,520	0.47%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	57,433	34.03%	3,259,217,930	10.74%
100,000 - 149,999	29,845	17.69%	3,718,494,339	12.25%
150,000 - 199,999	25,468	15.09%	4,428,402,943	14.59%
200,000 - 249,999	18,559	11.00%	4,151,502,841	13.68%
250,000 - 299,999	12,701	7.53%	3,472,230,070	11.44%
300,000 - 349,999	8,334	4.94%	2,692,680,559	8.87%
350,000 - 399,999	5,155	3.05%	1,923,776,847	6.34%
400,000 - 449,999	3,184	1.89%	1,347,562,357	4.44%
450,000 - 499,999	2,190	1.30%	1,036,169,285	3.41%
500,000 - 549,999	1,393	0.83%	729,935,619	2.41%
550,000 - 599,999	974	0.58%	560,192,934	1.85%
600,000 - 649,999	676	0.40%	421,731,704	1.39%
650,000 - 699,999	484	0.29%	326,057,788	1.07%
700,000 - 749,999	366	0.22%	265,514,322	0.87%
750,000 - 799,999	335	0.20%	259,471,349	0.85%
800,000 - 849,999	243	0.14%	200,283,872	0.66%
850,000 - 899,999	287	0.17%	251,586,976	0.83%
900,000 - 949,999	233	0.14%	215,327,120	0.71%
950,000 - 999,999	224	0.13%	218,199,353	0.72%
1,000,000 or Greater	668	0.40%	869,585,519	2.87%
Total	168,752	100.00%	30,347,923,726	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	24,720	14.65%	4,341,282,470	14.31%
Single Family	138,001	81.78%	24,732,246,994	81.50%
Multi Family	5,510	3.27%	1,185,997,436	3.91%
Other	521	0.31%	88,396,826	0.29%
Total	168,752	100.00%	30,347,923,726	100.00%

6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016
Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	110,449,615	80,230,943	96,535,120	124,947,306	143,046,807	190,438,479	236,028,636	284,860,594	406,944,743	604,381,959	566,409,013	503,980,662	808,410,530	237,881,008	4,394,545,415	14.48%
	Current and Less Than 30 Days Past Due	110,080,494	80,163,325	96,408,433	124,468,717	142,823,487	190,350,869	234,834,021	284,499,839	406,761,522	599,402,427	564,315,885	501,638,890	806,680,392	237,461,338	4,379,889,639	99.67%
	30 to 59 Days Past Due	346,008	67,618	126,687	347,390	223,320	87,611	925,601	360,755	183,221	4,162,041	1,283,024	2,341,772	1,058,955	419,670	11,933,672	0.27%
	60 to 89 Days Past Due	23,113	-	-	131,199	-	-	269,014	-	-	817,491	810,104	-	671,183	-	2,722,104	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	418,404,126	272,196,874	353,466,014	451,957,550	525,809,450	609,475,375	554,317,392	408,128,449	394,371,411	422,848,345	342,740,528	168,536,873	36,288,484	5,278,449	4,963,819,320	16.36%
	Current and Less Than 30 Days Past Due	418,342,828	271,355,308	352,493,638	451,957,550	523,753,433	605,866,463	554,009,260	408,128,449	393,205,720	422,335,174	342,510,292	167,980,734	36,288,484	5,278,449	4,953,505,782	99.79%
	30 to 59 Days Past Due	61,298	719,360	409,260	-	480,153	3,342,415	222,428	-	1,077,509	513,171	-	556,139	-	-	7,381,735	0.15%
	60 to 89 Days Past Due	-	122,206	563,116	-	1,575,864	266,496	85,703	-	88,181	-	230,236	-	-	-	2,931,803	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	12,084,183	10,103,444	12,180,814	14,299,421	20,647,573	24,830,901	32,448,933	46,184,665	62,252,256	69,060,384	75,251,803	53,665,902	27,956,694	1,074,610	462,041,581	1.52%
	Current and Less Than 30 Days Past Due	12,084,183	10,055,409	12,180,814	14,258,648	20,647,573	24,830,901	32,431,919	46,184,665	61,936,831	68,978,095	74,712,624	53,382,510	27,956,694	1,074,610	460,715,475	99.71%
	30 to 59 Days Past Due	-	48,035	-	-	-	-	17,013	-	315,425	82,289	439,773	197,485	-	-	1,100,020	0.24%
	60 to 89 Days Past Due	-	-	-	40,772	-	-	-	-	-	-	99,406	85,908	-	-	226,086	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	13,712,848	8,918,723	12,660,421	16,322,603	22,579,440	24,564,785	38,230,928	60,597,231	85,789,518	70,932,306	87,865,980	52,094,322	3,474,701	64,643	497,808,451	1.64%
	Current and Less Than 30 Days Past Due	13,712,848	8,918,723	12,660,421	16,322,603	22,579,440	24,437,452	37,729,920	60,486,722	84,738,964	70,662,094	87,865,980	52,094,322	3,474,701	64,643	495,748,833	99.59%
	30 to 59 Days Past Due	-	-	-	-	-	58,669	501,009	110,509	786,884	270,212	-	-	-	-	1,727,283	0.35%
	60 to 89 Days Past Due	-	-	-	-	-	68,665	-	-	263,671	-	-	-	-	-	332,336	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	16,576,779	10,174,104	12,515,609	21,743,006	29,551,759	39,103,323	56,429,908	74,764,541	128,029,674	107,887,513	136,919,355	96,306,079	8,248,886	1,254,053	739,504,587	2.44%
	Current and Less Than 30 Days Past Due	16,576,779	10,174,104	12,515,609	21,743,006	29,551,759	39,103,323	56,429,908	74,574,559	127,050,949	107,792,839	136,919,355	96,116,693	8,248,886	1,254,053	738,051,822	99.80%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	189,982	617,461	94,674	-	-	-	-	902,117	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	361,263	-	-	189,385	-	-	550,649	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	841,971	209,949	376,386	280,572	358,683	866,150	-	760,738	2,455,973	1,303,914	1,286,155	843,855	-	-	9,584,345	0.03%
	Current and Less Than 30 Days Past Due	841,971	209,949	376,386	280,572	358,683	866,150	-	760,738	2,455,973	1,303,914	1,286,155	843,855	-	-	9,584,345	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	26,762,301	18,137,540	23,464,582	32,231,094	39,852,215	52,117,263	67,843,109	91,589,098	132,359,636	109,132,356	167,000,117	104,389,203	14,810,008	372,870	880,061,392	2.90%
	Current and Less Than 30 Days Past Due	26,747,063	18,044,872	23,464,582	32,231,094	39,737,996	52,117,263	67,843,109	91,589,098	131,832,244	108,915,907	167,000,117	104,389,203	14,810,008	372,870	879,095,426	99.89%
	30 to 59 Days Past Due	15,238	-	-	-	62,535	-	-	-	222,182	71,400	-	-	-	-	371,355	0.04%
	60 to 89 Days Past Due	-	92,668	-	-	51,684	-	-	-	305,210	145,049	-	-	-	-	594,611	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	843,082,197	542,856,909	722,244,011	936,909,730	1,177,790,377	1,562,146,560	1,796,460,483	1,849,307,545	1,458,940,716	1,326,271,353	1,257,131,159	1,050,474,601	297,230,680	11,635,030	14,832,481,352	48.87%
	Current and Less Than 30 Days Past Due	842,099,813	542,471,861	721,939,959	934,048,292	1,175,682,545	1,558,708,205	1,791,328,090	1,845,535,204	1,457,544,168	1,325,271,173	1,254,524,034	1,048,868,198	297,014,361	11,635,030	14,806,670,934	99.83%
	30 to 59 Days Past Due	675,785	311,951	185,703	1,371,710	1,760,058	3,180,263	4,513,794	3,040,974	1,126,701	1,000,180	2,404,902	1,606,403	-	-	21,178,424	0.14%
	60 to 89 Days Past Due	306,599	73,097	118,349	1,489,728	347,774	258,092	618,599	731,367	269,847	-	202,223	-	216,319	-	4,631,994	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,847,084	2,909,484	3,076,111	3,143,237	4,454,139	6,764,783	8,138,125	13,204,834	19,803,980	14,677,588	23,048,952	11,987,399	623,861	86,618	115,766,194	0.38%
	Current and Less Than 30 Days Past Due	3,847,084	2,909,484	3,076,111	3,143,237	4,454,139	6,764,783	8,138,125	13,204,834	19,754,026	14,677,588	23,048,952	11,987,399	623,861	86,618	115,716,241	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	49,954	-	-	-	-	-	49,954	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	87,408,850	57,740,406	76,456,520	98,516,082	113,154,973	136,757,095	164,152,456	194,475,219	255,389,400	305,436,044	348,150,670	329,188,773	254,571,455	17,274,450	2,438,672,393	8.04%
	Current and Less Than 30 Days Past Due	87,278,073	57,646,845	76,319,073	98,417,790	113,077,102	136,674,239	163,203,901	193,729,668	253,454,944	304,336,869	347,457,892	327,952,260	253,640,899	17,274,450	2,430,464,004	99.66%
	30 to 59 Days Past Due	97,017	93,561	-	98,292	77,871	-	948,555	599,940	1,813,396	1,099,175	396,556	985,358	206,095	-	6,415,814	0.26%
	60 to 89 Days Past Due	33,760	-	137,447	-	-	82,856	-	145,612	121,060	-	296,222	251,155	724,462	-	1,792,574	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	20,244,067	19,058,993	25,995,078	26,613,373	35,751,848	52,776,207	65,184,889	97,820,973	165,238,345	128,279,398	178,395,143	124,529,318	6,459,893	489,937	946,837,464	3.12%
	Current and Less Than 30 Days Past Due	20,226,975	19,058,993	25,995,078	26,613,373	35,751,848	52,479,874	65,184,889	97,045,612	164,325,676	128,279,398	177,848,435	124,529,318	6,459,893	489,937	944,289,300	99.73%
	30 to 59 Days Past Due	17,092	-	-	-	-	296,333	-	594,344	462,245	-	546,709	-	-	-	1,916,723	0.20%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	181,017	450,424	-	-	-	-	-	631,441	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,115,617	1,581,325	1,822,365	2,578,023	3,288,849	4,283,670	6,837,240	10,286,341	12,700,308	8,125,886	9,755,859	2,947,947	-	477,801	66,801,233	0.22%
	Current and Less Than 30 Days Past Due	2,115,617	1,581,325	1,822,365	2,578,023	3,288,849	4,283,670	6,837,240	10,286,341	12,700,308	8,125,886	9,755,859	2,947,947	-	477,801	66,801,233	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,555,529,638	1,024,118,692	1,340,793,030	1,729,541,998	2,116,286,112	2,704,124,592	3,026,072,098	3,131,980,228	3,124,275,960	3,168,337,047	3,193,954,735	2,498,944,934	1,458,075,193	275,889,468	30,347,923,726	100.00%
	Current and Less Than 30 Days Past Due	1,553,953,729	1,022,590,197	1,339,252,468	1,726,062,905	2,111,706,853	2,696,483,192	3,017,970,382	3,126,025,727	3,115,761,325	3,160,081,366	3,187,245,581	2,492,731,330	1,455,198,180	275,469,798	30,280,533,032	99.78%
	30 to 59 Days Past Due	1,212,437	1,240,525	721,650	1,817,392	2,603,937	6,965,291	7,128,400	4,896,504	6,654,978	7,293,141	5,070,964	5,687,156	1,265,050	419,670	52,977,096	0.17%
	60 to 89 Days Past Due	363,472	287,970	818,912	1,661,700	1,975,322	676,110	973,316	1,057,996	1,859,657	962,540	1,638,191	526,448	1,611,963	-	14,413,598	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	8/31/2016 9/15/2016
Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	30,087,243	21,238,789	28,186,238	46,725,035	44,158,798	60,003,514	60,824,445	69,977,359	57,172,286	53,619,078	46,743,052	32,399,053	10,562,419	1,062,248	562,759,555	1.85%
<=599	7,731,306	10,094,683	9,736,256	14,574,537	23,239,150	45,387,457	60,898,109	76,380,541	67,779,984	59,286,540	54,522,419	28,381,453	8,730,018	216,388	466,958,841	1.54%
600-650	17,742,767	15,051,261	18,897,478	26,607,300	53,271,705	81,120,744	115,909,164	106,539,929	107,736,989	94,053,858	102,617,309	50,666,493	25,040,087	3,550,765	818,805,851	2.70%
651-700	46,119,550	41,895,700	57,799,876	83,057,826	121,794,702	176,516,336	228,329,277	248,304,133	244,991,931	244,931,541	212,888,002	153,444,518	85,096,203	11,949,518	1,957,119,112	6.45%
701-750	133,620,841	104,881,105	142,106,855	183,396,930	267,500,977	353,803,886	404,209,257	463,161,880	450,156,051	475,741,450	497,507,008	418,162,130	242,591,965	55,674,665	4,192,515,000	13.81%
751-800	209,155,914	150,680,794	219,789,731	320,099,101	380,759,263	507,415,915	577,509,932	611,930,503	637,645,159	679,961,562	716,205,775	626,052,516	377,959,691	72,677,298	6,087,843,153	20.06%
>800	1,111,072,018	680,276,360	864,276,598	1,055,081,269	1,225,561,516	1,479,876,740	1,578,391,914	1,555,685,884	1,558,793,559	1,560,743,019	1,563,471,170	1,189,838,771	708,094,809	130,758,587	16,261,922,215	53.58%
Total	1,555,529,638	1,024,118,692	1,340,793,030	1,729,541,998	2,116,286,112	2,704,124,592	3,026,072,098	3,131,980,228	3,124,275,960	3,168,337,047	3,193,954,735	2,498,944,934	1,458,075,193	275,889,468	30,347,923,726	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8